Revenue - Additional Information (Detail) $ in Millions		3 Months Ended		6 Months Ended			12 Months Ended
	Mar. 26, 2022 USD ($) customers	Mar. 26, 2022 USD ($) customers	Mar. 27, 2021 USD ($) customers	Mar. 26, 2022 USD ($) customers	Mar. 26, 2022 USD ($) customers	Mar. 27, 2021 customers	Sep. 25, 2021 USD ($) customers	Sep. 26, 2020 USD ($)
Disaggregation of Revenue [Line Items]
Revenue Remaining Performance Obligation | $	$ 5,200.0	$ 5,200.0		$ 5,200.0	$ 5,200.0		$ 5,400.0
Agreement terms		25 of Walmart’s 42 regional distribution centers					25 of Walmart’s 42 regional distribution centers
Contract with Customer, Liability, Revenue Recognized | $		$ 140.6	$ 3.0				$ 120.3	$ 72.6
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Entity wide revenue major customers | customers		1	1		1	3
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Entity wide accounts receivable major customers | customers	2	2		2	2		4
Major Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage		92.00%	77.00%		90.00%	89.00%
Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	98.00%			100.00%
Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage						65.00%
Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	65.00%			97.00%
Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage						13.00%
Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage	33.00%			1.00%
Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage						11.00%
Major Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				1.00%
Major Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk percentage				1.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-26
Disaggregation of Revenue [Line Items]
Revenue Remaining Performance Obligation Percentage	12.00%	12.00%		12.00%	12.00%		8.00%
Revenue Remaining Performance Obligation Period	12 months	12 months		12 months	12 months		12 months
Upto Fiscal Year Two Thousand And Twenty Five [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-26
Disaggregation of Revenue [Line Items]
Revenue Remaining Performance Obligation Percentage	46.00%	46.00%		46.00%	46.00%		53.00%
Revenue Remaining Performance Obligation Period	3 years	3 years		3 years	3 years		4 years
After Fiscal Year Two Thousand And Twenty Five Till Fiscal Year Two Thousand And Twenty Eight [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-26
Disaggregation of Revenue [Line Items]
Revenue Remaining Performance Obligation Percentage	42.00%	42.00%		42.00%	42.00%		39.00%
Revenue Remaining Performance Obligation Period	5 years	5 years		5 years	5 years		7 years